INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES (Tables)	12 Months Ended
Oct. 30, 2011
INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES
Schedule of investments in and receivable from affiliates

			October 30,	October 31,
(in thousands)	Segment	% Owned	2011	2010
MegaMex Foods, LLC	Grocery Products	50%	$205,523	$122,447
Purefoods-Hormel Company	All Other	40%	65,140	63,894
San Miguel Purefoods (Vietnam) Co. Ltd.	All Other	49%	17,442	20,501
Other	Various	Various	7,593	7,547
Total			$295,698	$214,389

Schedule of equity in earnings of affiliates

(in thousands)	Segment	2011	2010	2009
MegaMex Foods, LLC	Grocery Products	$24,532	$11,996	$ N/A
Purefoods-Hormel Company	All Other	5,182	3,523	1,561
San Miguel Purefoods (Vietnam) Co. Ltd.	All Other	(3,059)	(1,315)	(210)
Other	Various	102	(1,078)	3,442
Total		$26,757	$13,126	$4,793